Other operating income - Other Incentives (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other operating income
Research and development incentives	€ 8,875	€ 4,818	€ 2,151
Incentive refund period	5 years
Payroll tax rebates	€ 8,008	€ 5,694	€ 3,756